Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accounts payable	$ 51,005	$ 41,177
Non-controlling shareholders of subsidiaries
Accounts payable	2,802	2,062
Third parties
Accounts payable	$ 48,203	$ 39,115